Biological assets (Details)	Jun. 30, 2022 BRL (R$)
Biological assets (Details) [Line Items]
Increase or decrease in the biological asset value	R$ 3,621
Biological Assets [Member]
Biological assets (Details) [Line Items]
Increase or decrease in the biological asset value	R$ 2,789
Increase and decrease sugarcane and grains/cotton	1.00%